Revenues	12 Months Ended
Dec. 31, 2025
Revenues
Revenues	17.Revenues The Company achieved its first revenue of $11,171 in the final quarter of 2025. The revenues were based on royalty rates of 10% and 5% on partners’ sales, respectively from two partners.